SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Schedule of Change In Non-cash Working Capital Items
The net changes in non-cash working capital items are detailed as follows:

	2021	2020	2019
	$	$	$
Inventories	(78,629,302)	(24,531,634)	(2,425,104)
Accounts receivable	(17,359,223)	(1,135,798)	(8,898,565)
Prepaid expenses	(4,407,403)	(756,600)	(152,908)
Trade and other payables (1)	17,245,077	5,508,396	1,365,888
	(83,150,851)	(20,915,636)	(10,110,689)
(1)Includes $554,310 of payables related to the acquisition of intangible assets and $8,797,575 related to the acquisition of property, plant and equipment for the year ended December 31, 2021.

Schedule of Change in Liabilities Arising From Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows (see Note 16 for convertible debt instruments and Note 22 for common shares, retractable):

	Credit facilities	Loan on research and development tax credits and subsidies receivable	Long-term debt	Lease liabilities	Total
	$	$	$	$	$
Balance at January 1, 2021	18,209,335	10,433,572	26,817,815	7,719,108	63,179,830
Cash flows :
Repayment	(19,188,863)	(2,829,254)	(41,611,760)	(2,969,809)	(66,599,686)
Proceeds	—	2,934,384	15,775,473	—	18,709,857
Non-cash :
Accretion (revaluation) expense	—	—	125,290	876,321	1,001,611
Borrowings costs, capitalized within intangible assets	—	—	2,516	117	2,633
Non-monetary additions	—	—	—	56,575,021	56,575,021
Unrealized foreign exchange gain	—	—	(16,732)	(42,772)	(59,504)
Foreign currency translation adjustment	979,528	25,888	1,420,478	51,331	2,477,225
Balance at December 31, 2021	—	10,564,590	2,513,080	62,209,317	75,286,987

Balance at January 1, 2020	10,345,924	3,564,637	11,783,882	6,669,787	32,364,230
Cash flows :
Repayment	—	(3,242,248)	(1,659,855)	(1,605,082)	(6,507,185)
Proceeds	7,272,073	9,699,300	15,021,339	—	31,992,712
Non-cash :
Accretion expense	—	—	582,018	259,055	841,073
Borrowings costs, capitalized within intangible assets	—	—	41,161	18,320	59,481
Non-monetary additions	—	—	61,106	2,196,962	2,258,068
Unrealized foreign exchange loss	—	—	7,893	—	7,893
Foreign currency translation adjustment	591,338	411,883	980,271	180,066	2,163,558
Balance at December 31, 2020	18,209,335	10,433,572	26,817,815	7,719,108	63,179,830

	Credit facilities	Loan on research and development tax credits and subsidies receivable	Long-term debt	Lease liabilities	Total
	$	$	$	$	$
Balance at January 1, 2019	3,738,300	2,319,945	504,641	981,330	7,544,216
Cash flows :
Repayment		(2,385,259)	(1,517,192)	(671,548)	(4,573,999)
Proceeds	6,283,827	3,489,336	7,572,316	—	17,345,479
Non-cash :
Accretion expense	—	—	538,973	44,850	583,823
Borrowings costs, capitalized within intangible assets	—	—	82,112	7,431	89,543
Non-monetary additions	—	—	4,521,723	6,139,201	10,660,924
Unrealized foreign exchange gain	—	—	(145,872)	—	(145,872)
Foreign currency translation adjustment	323,797	140,615	227,181	168,523	860,116
Balance at December 31, 2019	10,345,924	3,564,637	11,783,882	6,669,787	32,364,230